Business Segment Information	6 Months Ended
Jun. 30, 2015
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer, Chief Operating Officer and Chief Financial Officer, who together are considered the Company’s chief operating decision makers, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprise and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements.  Contracts with customer are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland.  Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.

ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, it’s ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s  global network.  As such it enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories.  The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland.  As such revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise net revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at June 30, 2015 and December 31, 2014 and for the three and six months ended June 30, 2015 and June 30, 2014 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(in thousands)
Ireland	$105,413	$88,724	$219,503	$174,085
Rest of Europe	78,540	98,130	162,628	184,531
U.S.	164,300	147,370	314,364	289,049
Rest of World	40,404	41,796	80,393	77,989

Total	$388,657	$376,020	$776,888	$725,654
* All sales shown for Ireland are export sales.

b) The distribution of income from operations by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(in thousands)		(in thousands)
Ireland	$49,436	$26,736	$97,002	$54,870
Rest of Europe	3,521	7,970	10,307	14,371
U.S.	12,592	9,646	22,447	16,340
Rest of World	2,582	3,936	5,049	5,705

Total	$68,131	$48,288	$134,805	$91,286

c) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$97,254	$95,574
Rest of Europe	8,750	10,419
U.S.	33,712	33,978
Rest of World	7,594	8,214

Total	$147,310	$148,185

d) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Three Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
	(in thousands)
Ireland*	$4,915	$5,257	$9,828	$10,406
Rest of Europe	1,946	1,376	4,214	2,699
U.S.	6,417	5,410	12,135	9,613
Rest of World	966	879	1,992	1,752

Total	$14,244	$12,922	$28,169	$24,470

e) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2015	2014
	(in thousands)
Ireland	$536,746	$495,747
Rest of Europe	303,123	324,086
U.S.	739,340	648,559
Rest of World	57,045	60,458

Total	$1,636,254	$1,528,850